FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Concentration of Financial Instruments Exposed to Credit Risk - Economic Factors (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 254,014,346	S/ 245,886,255
Financial Instruments with Exposure to Credit Risk
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	254,014,346	245,886,255
Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	207,798,767	199,190,749
Central Reserve Bank of Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	49,840,608	48,120,818
Central Reserve Bank of Peru | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	38,956,544	36,640,462
Financial services
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	24,671,012	25,356,327
Financial services | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	17,182,430	18,345,088
Commerce
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	30,728,629	27,815,102
Commerce | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	29,358,035	26,546,422
Government and public administration
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	24,518,936	24,119,206
Government and public administration | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	8,416,242	8,451,218
Mortgage loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	25,336,172	24,165,038
Mortgage loans | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	25,336,172	24,165,038
Manufacturing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	22,036,016	23,336,111
Manufacturing | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	20,102,547	21,260,811
Consumer loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,877,075	18,494,305
Consumer loans | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	19,877,075	18,494,305
Communications, storage and transportation
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	11,233,586	11,199,511
Communications, storage and transportation | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,407,568	9,928,424
Electricity, gas and water
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	7,822,791	8,272,672
Electricity, gas and water | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,760,870	5,917,891
Real estate and leasing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,896,269	5,038,292
Real estate and leasing | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,539,887	4,872,017
Mining
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,196,833	3,902,510
Mining | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,812,472	3,670,102
Agriculture
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,624,257	4,622,193
Agriculture | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,619,970	4,610,164
Construction
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,883,639	3,318,777
Construction | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,513,582	2,924,805
Hotels and restaurants
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,314,739	2,570,704
Hotels and restaurants | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,314,739	2,570,704
Education, health and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,322,930	2,970,408
Education, health and others | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,435,961	1,736,113
Fishing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	827,316	669,278
Fishing | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	827,182	669,274
Insurance
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	124,299	136,338
Insurance | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	124,299	133,086
Community services and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	15,759,239	11,778,665
Community services and others | Financial assets at amortized cost
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	12,213,192	8,254,825
Balance before accrued interest
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	6,188,424	5,620,134
Balance before accrued interest | Central Reserve Bank of Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	34	44,599
Balance before accrued interest | Financial services
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,792,539	2,181,025
Balance before accrued interest | Commerce
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	61,109	4,441
Balance before accrued interest | Government and public administration
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,122,871	2,153,564
Balance before accrued interest | Mortgage loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Balance before accrued interest | Manufacturing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	41,417	157,215
Balance before accrued interest | Consumer loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Balance before accrued interest | Communications, storage and transportation
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,878	25,331
Balance before accrued interest | Electricity, gas and water
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	54,641	109,673
Balance before accrued interest | Real estate and leasing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	299,455	163,867
Balance before accrued interest | Mining
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	5,560	5,563
Balance before accrued interest | Agriculture
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	36	3,995
Balance before accrued interest | Construction
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	9,091	3,901
Balance before accrued interest | Hotels and restaurants
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Balance before accrued interest | Education, health and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	229,839	390,150
Balance before accrued interest | Fishing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	134	4
Balance before accrued interest | Insurance
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	3,252
Balance before accrued interest | Community services and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	568,820	373,554
Designated at inception
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	992,429	932,734
Designated at inception | Central Reserve Bank of Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Financial services
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	766,516	633,527
Designated at inception | Commerce
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,029	1,130
Designated at inception | Government and public administration
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	221,174	42,978
Designated at inception | Mortgage loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Manufacturing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,041	81
Designated at inception | Consumer loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Communications, storage and transportation
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	254,562
Designated at inception | Electricity, gas and water
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,025	87
Designated at inception | Real estate and leasing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Mining
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Agriculture
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Construction
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Hotels and restaurants
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Education, health and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,542	10
Designated at inception | Fishing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Insurance
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
Designated at inception | Community services and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	102	359
At fair value through other comprehensive income investments
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	39,034,726	40,142,638
At fair value through other comprehensive income investments | Central Reserve Bank of Peru
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	10,884,030	11,435,757
At fair value through other comprehensive income investments | Financial services
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	3,929,527	4,196,687
At fair value through other comprehensive income investments | Commerce
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,308,456	1,263,109
At fair value through other comprehensive income investments | Government and public administration
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	13,758,649	13,471,446
At fair value through other comprehensive income investments | Mortgage loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At fair value through other comprehensive income investments | Manufacturing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	1,891,011	1,918,004
At fair value through other comprehensive income investments | Consumer loans
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At fair value through other comprehensive income investments | Communications, storage and transportation
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	823,140	991,194
At fair value through other comprehensive income investments | Electricity, gas and water
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	2,006,255	2,245,021
At fair value through other comprehensive income investments | Real estate and leasing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	56,927	2,408
At fair value through other comprehensive income investments | Mining
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	378,801	226,845
At fair value through other comprehensive income investments | Agriculture
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	4,251	8,034
At fair value through other comprehensive income investments | Construction
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	360,966	390,071
At fair value through other comprehensive income investments | Hotels and restaurants
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At fair value through other comprehensive income investments | Education, health and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	655,588	844,135
At fair value through other comprehensive income investments | Fishing
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At fair value through other comprehensive income investments | Insurance
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	0	0
At fair value through other comprehensive income investments | Community services and others
Financial Instruments with Exposure to Credit Risk [Abstract]
Maximum exposure to credit risk of financial assets designated as measured at fair value through profit or loss	S/ 2,977,125	S/ 3,149,927